Risk Management (Details) - Schedule of Market Risk Financial Management Portfolio - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial management portfolio - local currency [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	$ 124,904	$ 33,550,000
Effect on capital	353,718	95,710,000
Financial management portfolio - local currency [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	79,657	23,982,000
Effect on capital	173,389	57,176,000
Financial management portfolio - local currency [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	41,151	15,459,000
Effect on capital	88,382	39,957,000
Financial management portfolio - local currency [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	62,740	21,366,000
Effect on capital	133,464	49,580,000
Financial management portfolio - foreign currency [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	157,400	38,231,000
Effect on capital	174,889	43,329,000
Financial management portfolio - foreign currency [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	17,775	9,713,000
Effect on capital	91,935	33,388,000
Financial management portfolio - foreign currency [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	227,000	255,000
Effect on capital	53,436	20,371,000
Financial management portfolio - foreign currency [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	9,718	3,173,000
Effect on capital	70,397	26,310,000
Financial management portfolio - consolidated [Member] | Loss Limit [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	124,904	33,550,000
Effect on capital	353,718	95,710,000
Financial management portfolio - consolidated [Member] | High [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	75,816	28,699,000
Effect on capital	283,550	76,738,000
Financial management portfolio - consolidated [Member] | Low [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	34,663	16,515,000
Effect on capital	246,664	66,098,000
Financial management portfolio - consolidated [Member] | Weighted Average [Member]
Financial management portfolio – local currency (MCh$)
Effect on financial income	64,477	23,438,000
Effect on capital	$ 268,776	$ 71,003,000